REPORTABLE SEGMENTS	9 Months Ended
Sep. 30, 2021
Segment Reporting [Abstract]
REPORTABLE SEGMENTS

19. REPORTABLE SEGMENTS

Operating segments are components of an enterprise where separate financial information is available and that are evaluated regularly by the Company’s CODM in deciding how to allocate resources and in assessing performance. The Company reports segment information based on the “management” approach and its CODM is its Chief Executive Officer.

The Company’s services are similar to one another in that they consist of oilfield services and related offerings, whose customers are oil and gas companies. The results of operations of the service offerings are regularly reviewed by the CODM for the Company for the purposes of determining resource and asset allocation and assessing performance. The Company has determined that it has two reportable segments, Production Services and Drilling and Evaluation Services. The CODM evaluates the operating results of its reportable segments primarily based on revenue and segment operating income. Segment operating income does not include general corporate expenses, such as corporate overhead (costs incurred at the Company’s global and regional headquarter locations), share-based compensation, and transaction and integration costs, as these expenses are not allocated to the Company’s reportable segments and not reported to the Company’s CODM.

Production Services that are offered depend on the well life cycle in which the services may fall. They include, but are not limited to, the following types of service offerings: hydraulic fracturing, coil tubing, stimulation and pumping, nitrogen services, completions, pipelines, cementing, laboratory services and filtration services.

Drilling and Evaluation Services generates its revenue from the following service offerings: drilling and workover rigs, rig services, drilling services and rentals, fishing and remedials, directional drilling, turbines drilling, drilling fluids, wireline logging services, slickline services and well testing services.

In January 2021, we launched a new Environmental, Social, and Corporate Governance IMPACT (“ESG IMPACT”) initiative to introduce innovative energy solutions and develop a portfolio of product lines and services aimed to mitigate climate change, enhance water management and conservation, and minimize environmental waste in the industry. The results of ESG IMPACT were not material to our Unaudited Condensed Consolidated Interim Statement of Operations for the quarter and year-to-date periods ended September 30, 2021.

The Company’s operations and activities are located within certain geographies, primarily the MENA region and the Asia Pacific region, which includes Malaysia, Indonesia and India.

Revenue from operations

	Quarter ended		Year-to-date period ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020
Reportable Segment:
Production Services	$138,060	$148,292	$427,497	$420,516
Drilling and Evaluation Services	79,932	70,131	237,848	200,455
Total revenue	$217,992	$218,423	$665,345	$620,971

Long-lived assets

	September 30, 2021	December 31, 2020
Reportable Segment:
Production Services	$322,325	$303,625
Drilling and Evaluation Services	125,635	124,062
Total Reportable Segments	447,960	427,687
Unallocated assets	18,772	10,056
Total long-lived assets	$466,732	$437,743

Operating income

	Quarter ended		Year-to-date period ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020
Reportable Segment:
Production Services	$10,625	$21,425	$42,822	$62,970
Drilling and Evaluation Services	7,084	7,377	25,355	23,579
Total Reportable Segments	17,709	28,802	68,177	86,549
Unallocated expenses	(9,607)	(9,815)	(29,996)	(31,189)
Total operating income	$8,102	$18,987	$38,181	$55,360

Revenue by geographic area

	Quarter ended		Year-to-date period ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020
Geographic Area:
Domestic (British Virgin Islands)	$-	$-	$-	$-
MENA	215,557	215,762	657,890	612,560
Rest of World	2,435	2,661	7,455	8,411
Total revenue	$217,992	$218,423	$665,345	$620,971

Long-lived assets by geographic area

	September 30, 2021	December 31, 2020
Geographic area:
Domestic (British Virgin Islands)	$-	$-
MENA	458,447	429,283
Rest of World	8,285	8,460
Total long-lived assets	$466,732	$437,743